BORROWINGS - Future maturities of short term borrowings and long term borrowings (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
BORROWINGS
Remainder of 2024	$ 2,869,451
2025	17,244,766
2026	420,946
Total borrowings	$ 20,535,163	$ 21,937,256